Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015 [1]
Segment Reporting Information [Line Items]
Assets	$ 1,900,478	$ 1,717,209
Ireland
Segment Reporting Information [Line Items]
Assets	822,071	663,060
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	352,394	343,733
United States
Segment Reporting Information [Line Items]
Assets	658,016	641,769
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 67,997	$ 68,647

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.